SCHEDULE OF MATERIAL RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Xing Xia [Member]
Related Party Transaction [Line Items]
Related Parties	$ 108,413